Touchstone Variable Series Trust                              Semi-Annual Report
o Touchstone Balanced                                                June30,2005
o Touchstone Baron Small Cap                                         (unaudited)
o Touchstone Core Bond
o Touchstone Eagle Capital Appreciation
o Touchstone Emerging Growth
o Touchstone Enhanced Dividend 30
o Touchstone Growth & Income
o Touchstone High Yield
o Touchstone Money Market
o Touchstone Third Avenue Value
o Touchstone Value Plus

TOUCHSTONE
--------------------------------------------------------------------------------
                                                                         ADVISOR
                                                                        VARIABLE
                                                                         ANNUITY

This is one part of two part report.

This is one part of a two part semi-annual report. This part contains the financial statements and performance information for the following funds of the Touchstone Variable Series Trust: Touchstone Balanced, Touchstone Baron Small Cap, Touchstone Core Bond, Touchstone Eagle Capital Appreciation, Touchstone Emerging Growth, Touchstone Enhanced Dividend 30, Touchstone Growth & Income, Touchstone High Yield, Touchstone Money Market, Touchstone Third Avenue Value and Touchstone Value Plus. The other part of the report contains financial statements and performance information the following funds: AIM V.I. Growth, AIM V.I. Government Securities, Alger American Small Capitalization, Alger American Growth, MFS VIT Emerging Growth, MFS VIT Investors Trust, VIT PIMCO VIT Long-Term U.S. Government, Putnam VT International Equity and Scudder VIT Equity 500 Index.

Separate Account Western-Southern Life Assurance 2 of its sub-accounts by the owners of the variable accounts are invested in the corresponding performance returns in this semi-annual report than those of the Separate Account. The or fees of the variable annuity contract. The after the deduction of these expenses and fees

This report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. An investor should carefully consider the investment objectives, risks, charges and expenses found in the prospectus before investing or sending money. Touchstone Advisor Variable Annuities are underwritten by Western-Southern Life Assurance Company, Cincinnati, Ohio and distributed by Touchstone Securities, Inc.,*
Cincinnati, Ohio. Western-Southern Life Assurance Company and Touchstone Securities, Inc. are both members of the Western & Southern Financial Group.(R)

*    A registered broker-dealer and member of the NASD and SIPC.

                Underwriter
        -------------------------------------------------------------
                Western-Southern Life Assurance Company
                400 Broadway
                Cincinnati, Ohio 45202

                Distributor
        -------------------------------------------------------------
                Touchstone Securities, Inc.
                221 East Fourth Street, Suite300
                Cincinnati, Ohio 45202
                800.638.8194 Broker-Dealers
                800.285.2858 Financial Institutions

                Variable Annuity Service Center
        -------------------------------------------------------------
                Touchstone Variable Annuity Service Center
                P.O. Box 2850
                Cincinnati, Ohio 45201-2850
                800.669.2796 (press 2)


TOUCHSTONE                                              RETIRE ON YOUR TERMS (R)
INVESTMENTS                                                VARIABLE ANNUITIES


7142-S-0507

                                                              Semi-Annual Report
                                                                   June 30, 2005

o AIM V.I. Growth
o AIM V.I. Government Securities
o Alger American Small Capitalization
o Alger American Growth
o MFS VIT Emerging Growth
o MFS VIT Investors Trust
o PIMCO VIT Long-Term U.S. Government
o Putnam VT International Equity
o Scudder VIT Equity 500 Index

TOUCHSTONE
--------------------------------------------------------------------------------
                                                                        VARIABLE
                                                                       ANNUITIES


This is one part of a two part report.

This is one part of a two part semi-annual report. This part contains the financial statements and performance information for the following funds: AIM V.I. Growth, AIM V.I. Government Securities, Alger American Small Capitalization, Alger American Growth, MFS VIT Emerging Growth, MFS VIT Investors Trust, PIMCO VIT Long-Term U.S. Government, Putnam VT International Equity and Scudder VIT Equity 500 Index. The other part of the report contains financial statements and performance information for the following funds of the Touchstone Variable Series Trust: Touchstone Balanced, Touchstone Baron Small Cap, Touchstone Core Bond, Touchstone Eagle Capital Appreciation, Touchstone Emerging Growth, Touchstone Enhanced Dividend 30, Touchstone Growth & Income, Touchstone High Yield, Touchstone Money Market, Touchstone Third Avenue Value and Touchstone Value Plus.

Separate Accounts 1 and 2 of Western-Southern Life Assurance Company hold assets allocated to their sub-accounts by the owners of the variable annuity contracts. The assets of these sub-accounts are invested in the corresponding funds listed above. The financial statements and performance returns in this semi-annual report are those of the corresponding funds, rather than those of the Separate Account. The performance returns do not reflect any expenses or fees of the variable annuity contract. The returns would therefore be somewhat lower after the deduction of these expenses and fees.

This report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. An investor should carefully consider the investment objectives, risks, charges and expenses found in the prospectus before investing or sending money. Touchstone Gold, Touchstone Advisor and Touchstone Select Variable Annuities are underwritten by Western-Southern Life Assurance Company, Cincinnati, Ohio and distributed by Touchstone Securities, Inc.,* Cincinnati, Ohio. Western-Southern Life Assurance Company and Touchstone Securities, Inc. are both members of the Western & Southern Financial Group(R).

*    A registered broker-dealer and member of the NASD and SIPC

                Underwriter
        --------------------------------------------------
                Western-Southern Life Assurance Company
                400 Broadway
                Cincinnati, Ohio 45202

                Distributor
        --------------------------------------------------
                Touchstone Securities, Inc.
                221 East Fourth Street, Suite 300
                Cincinnati, Ohio 45202
                800.638.8194 Broker-Dealers
                800.285.2858 Financial Institutions

                Variable Annuity Service Center
        --------------------------------------------------
                Touchstone Variable Annuity Service Center
                P.O. Box 2850 Cincinnati, Ohio 45201-2850
                800.669.2796 (press 2)



RETIRE ON YOUR TERMS (R)                        TOUCHSTONE
  VARIABLE ANNUITIES                            INVESTMENTS

7460-S-0507

The most recent semi-annual or annual reports of the following investment companies are made a part hereof and incorporated herein.


         AIM Variable Insurance Funds, Inc. (File No. 811-7452)
            AIM V.I. Growth Fund, Series I Shares
            AIM V.I. Government Securities Fund, Series I Shares

         The Alger American Fund (File No. 811-5550)
            Alger American Growth Portfolio - Class O
            Alger American Small Capitalization Portfolio - Class O

         MFS Variable Insurance Trust (File No. 811-8326)
            MFS Emerging Growth Series, Initial Class
            MFS Investors Trust Series, Initial Class

         PIMCO Variable Insurance Trust (File No. 811-8399)
            Long-Term U.S. Government Portfolio-Administrative Class

        Putnam Variable Trust (File No. 811-5346)
            Putnam VT International Equity Fund - Class IB

         Scudder Investments VIT Funds (File No. 811-7507)
            Scudder VIT Equity 500 Index Fund - Class A

        Touchstone Variable Series Trust (File No. 811-8416)
            Touchstone Baron Small Cap Fund
            Touchstone Emerging Growth Fund
            Touchstone Third Avenue Value Fund
            Touchstone Eagle Capital Appreciation Fund
            Touchstone Enhanced Dividend 30 Fund
            Touchstone Value Plus Fund
            Touchstone Growth & Income Fund
            Touchstone Balanced Fund
            Touchstone High Yield Fund
            Touchstone Core Bond Fund
            Touchstone Money Market Fund